Post-Employment Obligations And Compensatory Indemnity - Schedule of Changes in Net Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	R$ 1,804	R$ 4,306	R$ 5,417	R$ 5,693
Expense recognized in Statement of income		515	488	668
Past service cost		(2,545)		(56)
Contributions paid		(364)	(440)	(536)
Actuarial gains (losses)		(108)	(1,159)	(352)
Net liabilities, Ending balance		1,804	4,306	5,417
Current liabilities		130	233
Non-currentliabilities		1,672	4,073
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	1,803	1,702	2,357	2,318
Expense recognized in Statement of income		210	214	280
Past service cost
Contributions paid		(184)	(239)	(313)
Actuarial gains (losses)		75	(630)	72
Net liabilities, Ending balance		1,803	1,702	2,357
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	2	2,560	3,007	3,314
Expense recognized in Statement of income		300	269	381
Past service cost		(2,501)		(55)
Contributions paid		(178)	(197)	(218)
Actuarial gains (losses)		(179)	(519)	(415)
Net liabilities, Ending balance		2	2,560	3,007
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities, Beginning balance	(1)	44	53	61
Expense recognized in Statement of income		5	5	7
Past service cost		(44)		(1)
Contributions paid		(2)	(4)	(5)
Actuarial gains (losses)		(4)	(10)	(9)
Net liabilities, Ending balance		(1)	R$ 44	R$ 53
Current liabilities		130
Non-currentliabilities		R$ 1,672